Shareholder Report, Holdings (Details) - Langar Global HealthTech ETF	Jun. 30, 2024
Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.59%
Siemens Healthineers AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.81%
Dexcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.87%
GE HealthCare Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.93%
Koninklijke Philips NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
Sonova Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
ResMed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Veeva Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
IQVIA Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
Moderna Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Medical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
Medical Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Biotech [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Health Care Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Specialty & Generic Pharma [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Health Care Supply Chain [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%